Deferred Acquisition Costs and Deferred Sales Inducements - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of period	$ 14,246	$ 13,897	$ 12,334
Deferrals of acquisition costs	624	789	739
Amortization	(1,743)	(519)	534
Unrealized investment (gains) losses	280	79	290
Balance, end of period	$ 13,407	$ 14,246	$ 13,897